Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule of Balance Sheets

Balance Sheets

	December 31,
	2025	2024
ASSETS
Current assets
Cash and cash equivalents	$23,908	$16,527
Restricted cash	662,894	—
Short-term investments	55,270	80,732
Prepaid expenses and other receivables	377	485
Amount due from subsidiaries	20,401	19,350
Dividends receivable	3,616	3,517
Total current assets	766,466	120,611
Investment in subsidiaries	4,335,737	8,145,953
Total assets	$5,102,203	$8,266,564
LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other payables	$5,404	$4,306
Dividend payable	657,856	—
Total current liabilities	663,260	4,306
Total liabilities	$663,260	$4,306
EQUITY
Common stock	72	72
Additional paid-in capital	550,168	550,168
Accumulated other comprehensive loss	(513,252)	(707,806)
Retained earnings	4,401,955	8,419,824
Total Sinovac shareholders' equity	4,438,943	8,262,258
Total liabilities and equity	$5,102,203	$8,266,564

Schedule of Statements of Operations and Comprehensive Income (Loss)

Statements of Operations and Comprehensive Income (Loss)

	For the year ended December 31,
	2025	2024	2023
Selling, general and administrative expenses	$42,770	$17,535	$11,418
Total operating expenses	42,770	17,535	11,418
Loss from operations	(42,770)	(17,535)	(11,418)
Other income	3,754	5,944	3,133
Interest income	25,917	381	622
Equity (losses) earnings of subsidiaries, net of tax	(46,581)	102,115	(5,828)
Net (loss) income	(59,680)	90,905	(13,491)
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustments	187,825	(133,769)	(170,931)
Unrealized gain (loss) on available-for-sales investments	6,729	(10,619)	8,779
Total comprehensive income (loss)	$134,874	$(53,483)	$(175,643)

Schedule of Statements of Cash Flows

Statements of Cash Flows

	For the year ended December 31,
	2025	2024	2023
Operating activities
Net (loss) income	$(59,680)	$90,905	$(13,491)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
- Investment and interest income	2,483	—	—
- Equity losses (earnings) of subsidiaries, net of tax	46,581	(102,115)	5,828
Changes in:
- Amount due from subsidiaries	(1,051)	3,303	8,366
- Prepaid expenses and other receivables	108	(309)	314
- Dividend receivable	(99)	(322)	—
- Amount due to subsidiaries	—	(4,448)	454
- Accrued expenses and other payables	1,098	2,058	1,116
Net cash (used in) provided by operating activities	(10,560)	(10,928)	2,587
Investing activities
- Distribution from a subsidiary	3,958,189	—	—
- Proceeds from maturity and sales of investments	107,979	93,418	49,850
- Purchase of investments	(85,000)	(76,000)	(148,000)
Net cash provided by (used in) investing activities	3,981,168	17,418	(98,150)
Financing activities
- Proceeds from exercised stock options	—	—	676
- Cash paid for dividends	(3,300,333)	—	—
Net cash (used in) provided by financing activities	(3,300,333)	—	676
Increase (decrease) in cash and cash equivalents	670,275	6,490	(94,887)
Cash and cash equivalents and restricted cash, beginning of year	16,527	10,037	104,924
Cash and cash equivalents and restricted cash, end of year	$686,802	$16,527	$10,037